Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
(4) Fair Value Measurements

The guidance for fair value measurements establishes the authoritative definition for fair value, sets out a framework for measuring fair value and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assets of the Fund are either exchange-traded securities or government securities that are valued using dealer and broker quotations or other inputs that are observable or can be corroborated by observable market data. A summary of the Fund’s assets and liabilities at fair value as of December 31, 2012, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$469,995,420	$-	$469,995,420
Futures Contracts	(12,514,458)	-	-	(12,514,458)
Total	$(12,514,458)	$469,995,420	$-	$457,480,962

There were no transfers between Level 1 and Level 2 for the Fund during the year ended December 31, 2012. The Fund did not hold any Level 3 securities during the year ended December 31, 2012.

A summary of the Fund’s assets and liabilities at fair value as of December 31, 2011, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$9,999,990	$-	$9,999,990
Futures Contracts	(45,001,789)	-	-	(45,001,789)
Total	$(45,001,789)	$9,999,990	$-	$(35,001,799)

There were no transfers between Level 1 and Level 2 for the Fund during the year ended December 31, 2011. The Fund did not hold any Level 3 securities during the year ended December 31, 2011.